FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                    Issued by
                          SELECT*LIFE VARIABLE ACCOUNT
                                       of
                        RELIASTAR LIFE INSURANCE COMPANY
                      Supplement dated December 1, 1998 to
                          Prospectus dated May 1, 1998

            The text of the section entitled "Paying Premiums by Mail" should be replaced with the following:

PAYING PREMIUMS BY MAIL

            Planned Periodic Premiums and Unscheduled Additional Premiums may be paid to the Company by mailing them to:

            ReliaStar Life Insurance Company
            P.O. Box 1880
            Minneapolis, Minnesota  55480-1880